The Company	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Text Block]

1. The Company

Manhattan Bridge Capital, Inc. (“MBC”) offers short-term, secured, non-banking loans to real estate investors (also known as hard money) to fund their acquisition and construction of properties located in the New York metropolitan area.